LIQUIDITY MATTERS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Liquidity Matter [Abstract]
LIQUIDITY MATTERS
3	LIQUIDITY MATTERS

The Company has incurred net losses since its inception and anticipates net losses and negative operating cash flows for the near future. For and as of the end of nine months ended September 30, 2022, the Company had a net loss of $6,208,074. In connection with preparing the unaudited condensed consolidated financial statements for the nine months ended September 30, 2022, management evaluated the risks described in Note 2(f) above on the Company’s business and its future liquidity for the next twelve months from the date of issuance of these financial statements.

The Company had a cash balance of $1,352,983 available as of September 30, 2022. Based on its evaluation of the Company’s current business plan, and assuming the Company can extend the maturity date of its existing indebtedness (see Note 8), management believes the Company’s existing cash is sufficient to conduct planned operations for at least one year from the date of issuance of these financial statements.

However, given the Company’s losses, negative cash flows and existing indebtedness, the Company will be required to raise significant additional funds to progress its business as planned by issuing equity or equity-linked securities. Should this occur, the Company’s stockholders would experience dilution, perhaps significantly. Additional debt financing, if available, may involve covenants restricting the Company’s operations or its ability to incur additional debt. Any additional debt financing or additional equity that the Company raises may contain terms that are not favorable to the Company or its stockholders and require significant debt service payments, which diverts resources from other activities. Moreover, there is a risk that financing may be unavailable to support the Company’s operations on favorable terms, or at all.

There is also a significant risk that none of the Company’s plans to raise financing will be implemented in a manner necessary to sustain the Company for an extended period of time. If adequate funds are not available to the Company when needed, the Company may be required to continue with reduced operations or to obtain funds through arrangements that may require the Company to relinquish rights to technologies or potential markets, any of which could have a material adverse effect on the Company. In addition, the Company’s inability to secure additional funding when needed could cause the Company’s business to fail or become bankrupt or force the Company to wind down or discontinue operations.

3	LIQUIDITY MATTERS

The Company has incurred net losses since its inception and anticipates net losses and negative operating cash flows for the near future. For the year ended December 31, 2021, the Company had a net loss of $14,494,915 and had $5,449,751 in cash. In connection with preparing the consolidated financial statements for the year ended December 31, 2021, management evaluated the extent of the impact from the COVID-19 pandemic on the Company’s business and its future liquidity for the next twelve months through March 31, 2023.

The Company had a cash balance of $5,449,751 available as of December 31, 2021. Management has determined that this cash balance is sufficient to meet its expected cash requirements until at least March 31, 2023.

If the Company is required to raise additional funds by issuing equity securities, its stockholders would experience dilution. Additional debt financing, if available, may involve covenants restricting its operations or its ability to incur additional debt. Any additional debt financing or additional equity that the Company raises may contain terms that are not favorable to it or its stockholders and require significant debt service payments, which diverts resources from other activities.

Based on this current business plan, the Company believes its existing cash is sufficient to conduct planned operations for one year from the issuance of the December 31, 2021 financial statements.